Related Party Transactions and Material Service Agreements (Q2)	6 Months Ended
Jun. 30, 2019
Related Party Transactions and Material Service Agreements [Abstract]
Related Party Transactions and Material Service Agreements
Note 13 - Related Party Transactions and Material Service Agreements

Related Party Transactions

Management Services

A related party provided management services during 2018.  Payments related to this arrangement were immaterial for the three and six-month period ended June 30, 2018.  No payments were made to the related party during 2019.  Outstanding balances were immaterial amounts for the periods ending June 30, 2019 and December 31, 2018, respectively.

Marketing Services

A related party provides online traffic acquisition marketing services for the Company. The Company paid immaterial amounts for their services during the three and six months ended June 30, 2019, respectively. The Company did not use this related party’s services in 2018. The service contract has a 30-day termination clause.  Outstanding balances were $0.1 million and an immaterial amount for the periods ending June 30, 2019 and December 31, 2018, respectively.

Financial and Accounting Personnel

The Company entered into an agreement in December 2018 for assistance and support regarding its financial operation and capital raise efforts and can be terminated at any time by either party with a 60-day notice with an affiliate of the managing member. The agreement requires payments amounting to $21,160 every four weeks through December 2020. Payments related to this agreement amounted to $0.1 million and $0.2 million for the three and six-month period ended June 30, 2019, respectively.

The Company entered into an employment agreement in February 2019 with a previous executive for a term of six months.  Payments related to this agreement amounted to $0.1 million and $0.2 million for the three and six-month period ended June 30, 2019.

Finder’s Fee and Other Services

The Company paid a finders’ fee of $0.3 million during the year ended December 31, 2018 to an entity owned by one of its members. Additionally, the Company paid approximately $0.4 million to this entity for other professional services rendered.  No amounts have been paid in 2019.

Material Service Agreements Consummated with Third Parties:

Financial and Accounting Personnel

The Company entered into a new agreement in December 2018 for accounting management services for a fee of $8,370 to be paid every two weeks. Prior to this entering into this agreement, the same company was performing similar services in 2018 for $2,600 every two weeks.

Payments related to this agreement amounted to $0.1 million and an immaterial amount for the three-month period ended June 30, 2019 and 2018, respectively.

Payments related to this agreement amounted to $0.2 million and an immaterial amount for the six-month period ended June 30, 2019 and 2018, respectively.

Marketing Services

The Company entered into multiple agreements with marketing services with independent contractors during 2018 and 2019.  Payments related to the marketing agreements amounted to $0.2 million and an immaterial amount for the three-month period ended June 30, 2019 and 2018, respectively.

Payments related to the marketing agreements amounted to $0.4 million and $0.2 million for the six-month period ended June 30, 2019 and 2018, respectively.

Placement and Selling Agent

In December 2018, the Company executed an agreement with a third party to assist the Company in identifying and negotiating with potential investors, assisting in due diligence, and other capital market functions for a term of six months. The agreement calls for a $0 base fee and a 5% commission on cash proceeds obtained in exchange for shares or equity interest in the Company. The commissions can be paid in cash or equity in the Company. This agreement has an initial six-month term and, thereafter, the Company at its option may elect to extend this agreement for one successive twelve-month term upon a sixty-day notice prior to the end of the initial term.

Payments related to this agreement amounted to $0.1 million for the year ended December 31, 2018 and was capitalized to related private placement as costs of issuance.  On May 6, 2019, the Company expensed the issuance costs of $0.1 million.  No other amounts were paid under this agreement in 2019.

On May 6, 2019, the Company issued the equivalent of 798,492 shares of its Common Stock to the Placement and Selling Agent. As a cost associated with the merger, this amount is presented as a loss on acquisition of $4.8 million.